SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Consultants [Member]	Mar. 31, 2014 Subsequent Event [Member] Officers, Directors and Significant Shareholders [Member]	Mar. 31, 2014 Subsequent Event [Member] Two Shareholders of the Seller [Member]
Subsequent Event [Line Items]
Issuance of common stock for compensation, shares	7,633,519
Issuance of common stock for compensation	$ 1,526,704
Shares issued for casino equipment, shares			17,450,535
Stock split ratio			0.1
Annual lease payment			700,000
Monthly lease payment			58,333
Lease term			5 years
Lease renewal term			5 years
Compensation commitment			1,235,000			370,000
Issuance of common stock for services, shares	334,902	733,330	19,977,980	269,539	17,000,000
Issuance of common stock for services	49,251	158,760		38,500
Options cancelled			8,600,000
Issuance of common stock for conversion of notes payable, shares		3,946,233	19,113
Debt instrument, face amount			$ 3,000